Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
HARTFORD VALUE HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Value HLS Fund
Supplement [Text Block]	hhlssf_SupplementTextBlock

DECEMBER 14, 2017

SUPPLEMENT TO THE

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2017, AS LAST SUPPLEMENTED SEPTEMBER 28, 2017

(HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)	Effective January 1, 2018, Hartford Funds Management Company, LLC (the “Investment Manager”) will lower its contractual management fee rate set forth in the investment management agreement for the Hartford Value HLS Fund.

a.	Accordingly, effective January 1, 2018, under the heading “Hartford Value HLS Fund Summary Section – Your Expenses,” the Annual Fund Operating Expenses table as well as the expense examples will be deleted in their entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Supplementary Information Of Investment Manager And Sub Adviser Management Fee [Text Block]	hhlssf_SupplementaryInformationOfInvestmentManagerAndSubAdviserManagementFeeTextBlock	This Supplement should be retained with your Prospectus for future reference.
HARTFORD VALUE HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	227
5 Years	rr_ExpenseExampleNoRedemptionYear05	395
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 883
HARTFORD VALUE HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.66%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,178

[1]	"Management fees" have been restated to reflect current fees.